Accounting Policies - Schedule of New Accounting Standards and Amendments to Standards (Details)	12 Months Ended
Dec. 31, 2024
IFRS 16 [Member]
Schedule of New Accounting Standards and Amendments to Standards [Line Items]
Name	Amendments to IFRS 16 – Leases: Liability in a sale and leaseback
Effective date	Jan. 01, 2024
IAS 1 [Member]
Schedule of New Accounting Standards and Amendments to Standards [Line Items]
Name	Amendments to IAS 1: Presentation of financial statements: Classification of liabilities as current or non-current
Effective date	Jan. 01, 2024
IAS 1 [Member]
Schedule of New Accounting Standards and Amendments to Standards [Line Items]
Name	Amendments to IAS 1: Presentation of financial statements: Non-current liabilities with covenants
Effective date	Jan. 01, 2024
IFRS 7 & IAS 7 [Member]
Schedule of New Accounting Standards and Amendments to Standards [Line Items]
Name	Amendments to IAS 7 - Statement of Cash Flows and IFRS 7 - Financial Instruments: Supplier finance arrangements
Effective date	Jan. 01, 2024
IAS 21 [Member]
Schedule of New Accounting Standards and Amendments to Standards [Line Items]
Name	Amendments to IAS 21: Lack of exchangeability
Effective date	Jan. 01, 2025
IFRS 9 & IFRS 7 [Member]
Schedule of New Accounting Standards and Amendments to Standards [Line Items]
Name	Amendments to IFRS 9 and IFRS 7 - Financial Instruments: Classification and measurement of financial instruments
Effective date	Jan. 01, 2026
IFRS 9 & IFRS 7 [Member]
Schedule of New Accounting Standards and Amendments to Standards [Line Items]
Name	Amendments to IFRS 9 and IFRS 7 - Financial Instruments: Contracts referencing nature-dependent electricity
Effective date	Jan. 01, 2026
IFRS 18 [Member]
Schedule of New Accounting Standards and Amendments to Standards [Line Items]
Name	Presentation and Disclosure in Financial Statements
Effective date	Jan. 01, 2027
IFRS 19 [Member]
Schedule of New Accounting Standards and Amendments to Standards [Line Items]
Name	Subsidiaries without Public Accountability: Disclosures
Effective date	Jan. 01, 2027